Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)										1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 08, 2018	Jan. 29, 2018	Dec. 14, 2017	Dec. 08, 2017	Sep. 26, 2017	Sep. 16, 2017	Aug. 04, 2017	Dec. 30, 2016	Apr. 03, 2016	Sep. 30, 2017	Aug. 31, 2017	Jun. 30, 2017	Sep. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Number of warrant purchase shares						275,000							500,000			500,000				2,000,000	100,000
Fair value of warrants	$ 1,074,602															$ 1,074,602			$ 455,975
Debt extinguishment						$ 10,057							$ (1,074,602)		$ (424,331)	$ (423,028)	$ (977,201)	$ (977,203)	(455,975)
Warrant exercise price per share						$ 0.08							$ 0.14			$ 0.14				$ 0.25	$ 0.40
Number of common stock shares issued upon conversion		1,250,000																1,026,195
Amortization of debt discount																		$ 48,942
Proceeds from sale of common stock																$ 2,978,500	470,000	796,000	1,524,030
Fair value of derivatives													$ 48,961			48,961
Financing costs																171,739		643,481
Amortization of interest expenses															$ 81,959	747,623	$ 174,981	418,339	398,594
Convertible Note Payable [Member]
Outstanding balance of debt													$ 150,000			$ 150,000		$ 1,695,768	$ 1,695,768
Interest rate													8.00%			8.00%
Maturity date																Jan. 31, 2019
Debt extinguishment																$ 1,067,242
Maturity date, description																February 2018 through January 2019
Exchange for cash													$ 130,000			$ 130,000
Original issue discount																20,000
Fair value of derivatives													252,778			252,778
Financing costs																102,778
Accrued interest													$ 161,475			$ 161,475
Oceanside Strategies, Inc [Member] | Extension Agreement [Member]
Outstanding balance of debt							$ 680,268	$ 680,260
Maturity date							Aug. 04, 2018	Aug. 04, 2017
Number of warrant purchase shares							1,316,800	2,429,530
Fair value of warrants							$ 170,855	$ 159,491
Debt extinguishment							$ 170,855	$ 159,491
Maturity date, description							August 4, 2017 to April 4, 2018	December 30, 2016 to August 4, 2017
Warrant exercise price per share							$ 0.15	$ 0.08
Oceanside Strategies, Inc [Member] | Extension Agreement [Member] | March 2018 [Member]
Number of common stock shares issued upon conversion																		4,589,506
Oceanside Strategies, Inc [Member] | Convertible Note Payable [Member]
Outstanding balance of debt									$ 680,268
Interest rate									12.00%
Maturity date									Dec. 30, 2016
Debt conversion percentage of amount									30.00%
Debt conversion price per share									$ 0.07
Number of warrant purchase shares									2,429,530
Fair value of warrants									$ 164,344
Debt extinguishment									$ 164,344
Lucas Holdings [Member] | Convertible Note [Member]
Outstanding balance of debt											$ 220,500	$ 220,500						$ 220,500
Interest rate											5.00%	5.00%
Debt conversion price per share											$ 0.10	$ 0.25
Number of warrant purchase shares											50,000	330,000
Fair value of warrants											$ 12,500							40,180
Maturity date, description											February and March 2018	February and March 2018
Warrant exercise price per share												$ 0.30
Exchange for cash											$ 200,000	$ 200,000
Original issue discount											10,500	10,500
Prepaid interest											$ 10,000	$ 10,000						20,500
Amortization of debt discount																		174,850
Fair value of common shares																		12,500
Beneficial conversion feature																		101,670
Unamortized balance																		$ 40,247
Lucas Holdings [Member] | Convertible Note [Member] | March 2018 [Member]
Number of common stock shares issued upon conversion																		1,543,000
Kodiak Capital Group, LLC [Member] | Purchase Agreement [Member]
Outstanding balance of debt																		$ 320,000
Debt conversion percentage of amount										80.00%
Number of warrant purchase shares										4,000,000					4,000,000		4,000,000	100,000
Warrant exercise price per share										$ 0.25					$ 0.25		$ 0.25	$ 0.25
Unamortized balance																		$ 191,740
Proceeds from sale of common stock					$ 2,000,000					$ 2,000,000
Purchase price of shares					$ 2,000,000
Accrued interest																		$ 3,281
Kodiak Capital Group, LLC [Member] | Three Convertible Note Payable [Member] | Purchase Agreement [Member]
Outstanding balance of debt														$ 320,000
Interest rate														5.00%
Debt conversion price per share														$ 0.25
Number of warrant purchase shares														2,000,000
Maturity date, description														March 2018 through June 2018
Warrant exercise price per share														$ 0.15				$ 0.20
Exchange for cash														$ 200,000
Original issue discount														20,000
Settlement of financing expense														100,000
Fair value of derivatives														412,214
Financing costs														$ 92,214
EMA Financial and Auctus Fund [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt				$ 370,000														$ 370,000
Interest rate				8.00%
Maturity date				Dec. 08, 2018
Debt conversion percentage of amount				70.00%
Number of warrant purchase shares				2,400,000														1,200,000
Warrant exercise price per share				$ 0.11
Exchange for cash				$ 323,000
Original issue discount				47,000
Unamortized balance																		$ 343,636
Fair value of derivatives				565,252														118,589
Financing costs				$ 195,252														47,000
Accrued interest																		1,866
Warrant life of year				5 years
PowerUp Lending [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt			$ 105,000															105,000
Interest rate			8.00%
Maturity date			Sep. 20, 2018
Debt conversion percentage of amount			70.00%
Exchange for cash			$ 90,000
Original issue discount			15,000
Unamortized balance																		99,822
Fair value of derivatives			160,426															105,000
Financing costs			$ 55,426															15,000
Accrued interest																		414
Amortization of interest expenses																		294,397
Accrued interest																		$ 143,145